UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1.    Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	100,000	$10,913,000

BANKS — 11.2%
BB&T	250,000	11,547,500
Citigroup	200,000	11,166,000
Citizens Financial Group	220,000	7,957,400
Wells Fargo	215,000	12,110,950

		42,781,850

BEVERAGES — 3.1%
Coca-Cola	290,000	12,055,300

BIOTECHNOLOGY — 3.1%
Biogen *	42,500	11,782,700

CONSUMER FINANCE — 7.6%
American Express	110,000	8,401,800
Capital One Financial	92,000	8,039,880
Synchrony Financial	350,000	12,537,000

		28,978,680

FOOD & STAPLES RETAILING — 3.1%
CVS Health	150,000	11,821,500

HEALTH CARE PROVIDER & SERVICES — 7.3%
Aetna	62,000	7,353,820
McKesson	93,000	12,940,950
Universal Health Services, Cl B	70,000	7,884,100

		28,178,870

HOTELS, RESTAURANTS & LEISURE — 3.1%
MGM Resorts International *	415,000	11,952,000

INSURANCE — 6.2%
MetLife	145,000	7,889,450
Willis Towers Watson	58,000	7,257,540
XL Group	230,000	8,641,100

		23,788,090

INTERNET SOFTWARE & SERVICES — 6.4%
Alphabet, Cl A *	13,000	10,662,470
eBay *	440,000	14,005,200

		24,667,670

IT SERVICES — 2.2%
Amdocs	140,000	8,219,400

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Agilent Technologies	180,000	8,814,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-LINE RETAIL — 2.5%
Target	150,000	$9,672,000

OIL, GAS & CONSUMABLE FUELS — 11.3%
EOG Resources	110,000	11,173,800
Noble Energy	215,000	8,548,400
Occidental Petroleum	175,000	11,859,750
Royal Dutch Shell ADR, Cl A	212,000	11,530,680

		43,112,630

PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb	215,000	10,569,400
Eli Lilly	115,000	8,858,450

		19,427,850

PROFESSIONAL SERVICES — 2.2%
ManpowerGroup	90,000	8,591,400

ROAD & RAIL — 2.3%
Norfolk Southern	75,000	8,809,500

SEMI-CONDUCTORS & EQUIPMENT — 3.1%
QUALCOMM	218,000	11,647,740

SOFTWARE — 5.7%
Oracle	325,000	13,035,750
Symantec	325,000	8,953,750

		21,989,500

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.3%
HP	850,000	12,792,500

UTILITIES — 1.5%
American Water Works	76,240	5,599,066

TOTAL COMMON STOCK (Cost $296,646,278)		365,595,846

TOTAL INVESTMENTS — 95.5% (Cost $296,646,278) †		$365,595,846

Percentages are based on Net Assets of $383,015,447.

*  Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund held no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2017 (Unaudited)

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $296,646,278, and the unrealized appreciation and depreciation were $74,173,571 and $(5,224,003), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
Expeditors International of Washington	14,340	$746,827

AUTO COMPONENTS — 2.7%
BorgWarner	21,040	859,063

AUTOMOBILES — 2.3%
Harley-Davidson	13,070	745,513

BANKS — 13.4%
BankUnited	22,610	863,702
East West Bancorp	16,500	848,760
PacWest Bancorp	17,170	951,218
Umpqua Holdings	44,480	814,429
Zions Bancorporation	19,650	829,033

		4,307,142

COMMERCIAL SERVICES & SUPPLIES — 2.6%
Stericycle *	10,720	826,941

DISTRIBUTORS — 2.5%
LKQ *	25,630	817,853

ELECTRONIC EQUIPMENT — 2.3%
VeriFone Systems *	40,970	744,425

ENERGY EQUIPMENT & SERVICES — 2.6%
RPC	38,430	827,014

FOOD & STAPLES RETAILING — 2.4%
Whole Foods Market	25,460	769,401

FOOD PRODUCTS — 2.5%
TreeHouse Foods *	10,490	795,981

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
ResMed	13,220	892,879

HEALTH CARE PROVIDER & SERVICES — 2.6%
Premier, Cl A *	26,970	859,264

HOTELS, RESTAURANTS & LEISURE — 2.6%
Norwegian Cruise Line Holdings *	17,840	838,480

HOUSEHOLD DURABLES — 2.5%
Harman International Industries	7,220	802,575

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INSURANCE — 2.5%
XL Group	21,850	$820,905

INTERNET SOFTWARE & SERVICES — 2.6%
IAC	12,210	840,170

IT SERVICES — 9.3%
Amdocs	13,630	800,217
Booz Allen Hamilton Holding, Cl A	21,950	742,349
Leidos Holdings	15,610	754,275
MAXIMUS	12,500	689,250

		2,986,091

MEDIA — 2.7%
News, Cl A	70,100	861,529

OIL, GAS & CONSUMABLE FUELS — 5.0%
Cimarex Energy	6,040	816,668
RSP Permian *	18,520	788,211

		1,604,879

PROFESSIONAL SERVICES — 7.7%
Dun & Bradstreet	6,430	788,447
ManpowerGroup	9,140	872,504
Robert Half International	17,420	819,785

		2,480,736

REAL ESTATE INVESTMENT TRUSTS — 5.0%
Colony Starwood Homes	25,370	797,886
MGM Growth Properties, Cl A	31,900	823,658

		1,621,544

SEMI-CONDUCTORS & EQUIPMENT — 4.9%
Maxim Integrated Products	19,280	857,575
Synaptics *	12,790	721,100

		1,578,675

SOFTWARE — 2.8%
PTC *	17,050	896,319

SPECIALTY RETAIL — 4.7%
AutoNation *	15,360	815,923
Williams-Sonoma	14,680	707,723

		1,523,646

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Air Lease, Cl A	23,730	863,298

WATER UTILITIES — 2.5%
Aqua America	26,570	807,994

TOTAL INVESTMENTS — 98.5% (Cost $26,894,083) †		$31,719,144

Percentages are based on Net Assets of $32,203,320.

*  Non-income producing security.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2017 (Unaudited)

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund held no Level 3 securities.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $26,894,083, and the unrealized appreciation and depreciation were $5,575,460 and $(750,399), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value
BANKS — 11.8%
Banner	206,000	$11,560,720
Hilltop Holdings	398,000	10,897,240
Hope Bancorp	534,000	11,165,940
TCF Financial	602,000	10,444,700
Umpqua Holdings	618,000	11,315,580
United Community Banks	393,000	11,055,090

		66,439,270

BIOTECHNOLOGY — 1.5%
Array BioPharma *	759,345	8,254,080

CHEMICALS — 2.0%
Calgon Carbon	703,000	11,142,550

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Interface, Cl A	640,000	11,648,000

CONSTRUCTION & ENGINEERING — 2.1%
KBR	688,000	11,702,880

DIVERSIFIED CONSUMER SERVICES — 2.1%
Sotheby’s *	296,000	11,754,160

ELECTRIC UTILITIES — 1.2%
PNM Resources	190,270	6,545,288

ELECTRICAL EQUIPMENT — 6.2%
EnerSys	148,000	11,536,600
Generac Holdings *	289,000	11,635,140
Regal-Beloit	165,000	11,979,000

		35,150,740

ELECTRONIC EQUIPMENT — 1.9%
VeriFone Systems *	595,000	10,811,150

ENERGY EQUIPMENT & SERVICES — 4.1%
Oil States International *	297,000	11,731,500
Superior Energy Services	640,000	11,308,800

		23,040,300

FOOD & STAPLES RETAILING — 2.0%
United Natural Foods *	240,000	10,968,000

FOOD PRODUCTS — 2.0%
Dean Foods	570,000	11,320,200

HEALTH CARE PROVIDER & SERVICES — 2.1%
Molina Healthcare *	207,760	11,784,148

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.8%
Brinker International	240,000	$10,680,000
Sonic	436,000	10,856,400

		21,536,400

HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings	244,605	12,345,214

INSURANCE — 2.0%
Third Point Reinsurance *	1,010,000	11,564,500

IT SERVICES — 4.2%
Cardtronics *	216,000	11,789,280
Travelport Worldwide	811,000	11,645,960

		23,435,240

LIFE SCIENCES TOOLS & SERVICES — 2.1%
Bruker	512,000	12,149,760

MACHINERY — 2.0%
Federal Signal	737,000	11,452,980

MARINE — 2.1%
Kirby *	181,000	11,665,450

OIL, GAS & CONSUMABLE FUELS — 1.9%
Callon Petroleum *	707,000	10,802,960

PAPER & FOREST PRODUCTS — 2.0%
Schweitzer-Mauduit International	260,000	11,525,800

PROFESSIONAL SERVICES — 2.7%
CEB	199,000	15,213,550

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Colony Starwood Homes	390,000	12,265,500

SEMI-CONDUCTORS & EQUIPMENT — 3.7%
Rambus *	840,000	10,903,200
Synaptics *	178,000	10,035,640

		20,938,840

SEMI-CONDUCTORS & INSTRUMENTS — 1.6%
Tessera Holding	200,795	9,075,934

SPECIALTY RETAIL — 6.0%
DSW, Cl A	535,000	11,320,600
Group 1 Automotive	146,000	11,795,340
Murphy USA *	165,000	10,510,500

		33,626,440

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.3%
Diebold	464,000	$12,620,800

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Wolverine World Wide	491,000	11,533,590

TRADING COMPANIES & DISTRIBUTORS — 8.3%
Air Lease, Cl A	330,000	12,005,400
Aircastle	536,000	11,952,800
Beacon Roofing Supply *	263,000	11,511,510
BMC Stock Holdings *	615,000	11,500,500

		46,970,210

WIRELESS TELECOMMUNICATIONS — 2.1%
Telephone & Data Systems	389,000	11,922,850

TOTAL COMMON STOCK (Cost $466,385,278)		531,206,784

TOTAL INVESTMENTS — 94.3% (Cost $466,385,278) †		$531,206,784

Percentages are based on Net Assets of $563,383,076.

*  Non-income producing security.

Cl — Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund held no Level 3 securities.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $466,385,278, and the unrealized appreciation and depreciation were $77,624,910 and $(12,803,404), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Shares	Value
BRAZIL — 1.8%
Ambev	9,835,000	$53,779,904

CHINA — 2.6%
China Mobile ADR	1,359,000	77,463,000

DENMARK — 2.0%
Carlsberg, Cl B	669,000	60,466,448

FRANCE — 20.2%
Airbus Group	1,408,000	95,496,828
AXA	3,575,615	87,793,515
Carrefour	2,219,000	54,328,126
Engie	4,659,000	55,711,838
Essilor International	347,535	40,712,820
Orange	3,830,000	59,292,090
Societe Generale	1,359,000	66,464,445
Total ADR	1,748,000	88,378,880
Vivendi	2,970,000	54,371,738

		602,550,280

GERMANY — 5.8%
Deutsche Post	1,765,025	59,045,258
E.ON	7,896,000	60,611,121
Fresenius Medical Care & KGaA	655,000	53,294,446

		172,950,825

HONG KONG — 2.1%
CK Hutchison Holdings	5,256,000	62,852,142

ITALY — 2.3%
Intesa Sanpaolo	29,738,000	69,738,861

JAPAN — 18.2%
Astellas Pharma	4,306,000	57,891,459
Komatsu	2,493,000	59,659,267
Mazda Motor	4,029,000	59,696,842
Mitsubishi Estate	3,140,000	60,317,566
Murata Manufacturing	447,000	60,572,818
Otsuka Holdings	1,402,000	64,747,928
Panasonic	5,669,000	59,346,360
Secom	710,000	51,502,199
Seiko Epson	2,814,000	58,267,235
Suntory Beverage & Food	267,200	11,381,071

		543,382,745

NETHERLANDS — 13.5%
Aegon	11,330,000	61,368,333
AerCap Holdings *	1,655,000	73,266,850
Gemalto	961,000	55,832,363
Koninklijke DSM	932,000	59,425,286

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/ Number of Rights	Value
NETHERLANDS (continued)
Koninklijke KPN	19,998,000	$57,573,700
Koninklijke Philips	199,952	5,863,527
Royal Dutch Shell ADR, Cl A	1,629,100	88,606,749

		401,936,808

NORWAY — 2.3%
DNB	4,051,000	67,748,485

SINGAPORE — 2.3%
DBS Group Holdings	5,181,000	69,764,033

SPAIN — 4.1%
ACS Actividades de Construccion y Servicios	1,946,000	59,894,395
Banco Bilbao Vizcaya Argentaria ADR	9,171,000	62,454,510

		122,348,905

SWITZERLAND — 7.3%
Adecco Group	896,000	63,935,131
Julius Baer Group	1,347,000	63,131,238
Roche Holding	388,000	91,631,867

		218,698,236

UNITED KINGDOM — 7.0%
BHP Billiton	3,578,000	64,708,750
HSBC Holdings ADR	2,224,000	94,742,400
Smith & Nephew ADR	1,603,000	48,699,140

		208,150,290

UNITED STATES — 2.9%
Schlumberger Ltd.	1,050,000	87,895,500

TOTAL COMMON STOCK (Cost $2,675,635,437)		2,819,726,462

RIGHTS * — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios # (Cost $ –)	1,946,000	874,862

		874,862

TOTAL INVESTMENTS — 94.4% (Cost $2,675,635,437) ††		$2,820,601,324

Percentages are based on Net Assets of $2,987,205,470.

*  Non-income producing security.

#  Expiration date unavailable.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$53,779,904	$—	$—	$53,779,904
China	77,463,000	—	—	77,463,000
Denmark	60,466,448	—	—	60,466,448
France	602,550,280	—	—	602,550,280
Germany	172,950,825	—	—	172,950,825
Hong Kong	—	62,852,142	—	62,852,142
Italy	69,738,861	—	—	69,738,861
Japan	543,382,745	—	—	543,382,745
Netherlands	401,936,808	—	—	401,936,808
Norway	67,748,485	—	—	67,748,485
Singapore	69,764,033	—	—	69,764,033
Spain	122,348,905	—	—	122,348,905
Swizerland	218,698,236	—	—	218,698,236
United Kingdom	208,150,290	—	—	208,150,290
United States	87,895,500	—	—	87,895,500

Total Common Stock	$2,756,874,320	$62,852,142	$—	$2,819,726,462

Rights	—	874,862	—	874,862

Total Investments in Securities	$2,756,874,320	$63,727,004	$—	$2,820,601,324

†	For the period ended January 31, 2017, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2017, the Fund held no Level 3 securities.

††	At January 31, 2017, the tax basis cost of the Fund’s investments was $2,675,635,437, and the unrealized appreciation and depreciation were $235,294,392 and $(90,328,505), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.1%
	Shares	Value
ARGENTINA — 4.6%
Adecoagro *	2,835	$32,801
Telecom Argentina ADR	1,664	32,115

		64,916

AUSTRIA — 4.7%
Schoeller-Bleckmann Oilfield Equipment	490	36,956
Telekom Austria, Cl A	4,880	30,103

		67,059

BELGIUM — 2.0%
Ontex Group	935	28,313

CHINA — 1.6%
Greatview Aseptic Packaging	48,000	22,762

DENMARK — 2.1%
GN Store Nord	1,350	30,151

FRANCE — 7.1%
Eurazeo	510	31,405
Naturex *	342	31,896
Remy Cointreau	405	36,805

		100,106

GERMANY — 4.1%
Aurubis	464	27,319
HUGO BOSS	485	31,081

		58,400

HONG KONG — 2.8%
MGM China Holdings	20,400	39,506

IRELAND — 2.3%
ICON *	380	31,943

ITALY — 5.5%
ACEA	2,090	25,591
Azimut Holding	1,503	26,963
Piaggio	15,150	25,148

		77,702

JAPAN — 20.5%
Bic Camera	3,600	33,737
CyberAgent	1,080	26,852
Don Quijote Holdings	900	32,738
GS Yuasa	8,000	33,258
Hiroshima Bank	2,865	13,463
Sapporo Holdings	1,200	31,318
Sohgo Security Services	700	26,396
Sumitomo Osaka Cement	8,000	32,334
T Hasegawa	1,900	32,473

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Trend Micro ADR	705	$27,382

		289,951

LUXEMBOURG — 2.3%
L’Occitane International	16,750	33,107

NETHERLANDS — 1.8%
Wereldhave	585	25,636

NEW ZEALAND — 2.1%
Air New Zealand	18,998	29,252

SINGAPORE — 2.0%
Global Logistic Properties	15,400	28,421

SPAIN — 2.1%
Distribuidora Internacional de Alimentacion	5,615	29,691

TAIWAN — 6.6%
Advanced Semiconductor Engineering ADR	5,885	33,662
Chicony Electronics	11,055	26,107
Win Semiconductors	11,000	33,013

		92,782

UNITED KINGDOM — 16.9%
Britvic	2,845	22,388
BTG *	3,519	23,664
Daily Mail & General Trust	3,116	27,167
Henderson Group	7,815	21,434
LivaNova *	550	26,458
NEX Group	5,165	37,331
Playtech	2,885	30,090
Spire Healthcare Group	5,945	23,381
Tate & Lyle	3,125	26,361

		238,274

TOTAL INVESTMENTS — 91.1% (Cost $1,269,577) ††		$1,287,972

Percentages are based on Net Assets of $1,414,068.

*  Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JANUARY 31, 2017 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$64,916	$—	$—	$64,916
Austria	67,059	—	—	67,059
Belgium	28,313	—	—	28,313
China	—	22,762	—	22,762
Denmark	30,151	—	—	30,151
France	100,106	—	—	100,106
Germany	58,400	—	—	58,400
Hong Kong	—	39,506	—	39,506
Ireland	31,943	—	—	31,943
Italy	77,702	—	—	77,702
Japan	289,951	—	—	289,951
Luxembourg	—	33,107	—	33,107
Netherlands	25,636	—	—	25,636
New Zealand	29,252	—	—	29,252
Singapore	28,421	—	—	28,421
Spain	29,691	—	—	29,691
Taiwan	33,662	59,120	—	92,782
United Kingdom	238,274	—	—	238,274

Total Investments in Securities	$1,133,477	$154,495	$—	$1,287,972

†	For the period ended January 31, 2017, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended January 31, 2017, the Fund held no Level 3 securities.

††	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,269,577, and the unrealized appreciation and depreciation were $106,222 and $(87,827), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.1%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.1%
Airbus Group ADR	17,141	$290,540

AIR FREIGHT & LOGISTICS — 3.9%
Deutsche Post ADR	8,649	289,569
United Parcel Service, Cl B	2,205	240,632

		530,201

AUTOMOBILES — 1.9%
Mazda Motor ADR	34,340	250,510

BANKS — 10.5%
Banco Bilbao Vizcaya Argentaria ADR	40,347	274,763
Citigroup	4,510	251,793
Citizens Financial Group	7,450	269,467
DNB ADR	1,900	318,155
HSBC Holdings ADR	7,460	317,796

		1,431,974

BEVERAGES — 7.2%
Ambev ADR	42,820	230,800
Carlsberg ADR, Cl B	14,595	264,024
Coca-Cola	6,385	265,424
Suntory Beverage & Food ADR	10,335	216,932

		977,180

BIOTECHNOLOGY — 1.6%
Biogen *	800	221,792

CAPITAL MARKETS — 2.0%
Julius Baer Group Ltd. ADR	29,611	276,271

CHEMICALS — 1.9%
Koninklijke DSM ADR	15,865	253,047

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Secom ADR	13,357	240,960

CONSTRUCTION & ENGINEERING — 1.9%
ACS Actividades de Construccion y Servicios ADR *	42,476	260,800

CONSUMER FINANCE — 3.9%
Capital One Financial	2,713	237,089
Synchrony Financial	8,315	297,843

		534,932

ENERGY EQUIPMENT & SERVICES — 1.9%
Schlumberger Ltd.	3,060	256,152

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FOOD & STAPLES RETAILING — 3.9%
CVS Health	3,445	$271,501
Whole Foods Market	8,574	259,106

		530,607

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Essilor International ADR	3,107	183,002
Smith & Nephew ADR	7,809	237,237

		420,239

HEALTH CARE PROVIDER & SERVICES — 5.7%
Fresenius Medical Care & KGaA ADR	5,690	232,152
McKesson	1,968	273,847
Universal Health Services, Cl B	2,380	268,059

		774,058

HOTELS, RESTAURANTS & LEISURE — 2.0%
MGM Resorts International *	9,250	266,400

INSURANCE — 2.0%
AXA ADR	10,807	266,176

INTERNET SOFTWARE & SERVICES — 4.1%
Alphabet, Cl A *	355	291,167
eBay *	8,485	270,078

		561,245

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Agilent Technologies	6,468	316,738

MEDIA — 1.7%
Vivendi ADR	12,844	235,559

METALS & MINING — 2.2%
BHP Billiton ADR	8,198	299,965

MULTI-LINE RETAIL — 1.6%
Target	3,454	222,714

OIL, GAS & CONSUMABLE FUELS — 7.7%
EOG Resources	2,893	293,871
Noble Energy	6,442	256,134
Occidental Petroleum	3,407	230,892
Royal Dutch Shell ADR, Cl A	5,069	275,703

		1,056,600

PHARMACEUTICALS — 3.8%
Astellas Pharma ADR	19,763	263,638
Bristol-Myers Squibb	5,184	254,846

		518,484

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Mitsubishi Estate ADR	11,740	223,060

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SEMI-CONDUCTORS & EQUIPMENT — 2.0%
QUALCOMM	4,955	$264,746

SOFTWARE — 3.7%
Gemalto ADR	7,758	226,766
Oracle	6,970	279,567

		506,333

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.0%
HP	17,754	267,198

TRADING COMPANIES & DISTRIBUTORS — 2.3%
AerCap Holdings *	7,171	317,460

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
China Mobile ADR	4,140	235,980

TOTAL INVESTMENTS — 94.1% (Cost $11,950,618) †		$12,807,921

Percentages are based on Net Assets of $13,616,399.

*  Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund held no Level 3 securities.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $11,950,618, and the unrealized appreciation and depreciation were $1,196,251 and $(338,948), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1100

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
ULTRA FOCUS FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.8%
Airbus Group	100,000	$6,782,445

AUTOMOBILES — 3.5%
Mazda Motor	275,000	4,074,617

BIOTECHNOLOGY — 5.9%
Biogen *	25,000	6,931,000

CONSTRUCTION & ENGINEERING — 1.8%
ACS Actividades de Construccion y Servicios	70,000	2,154,475

CONSUMER FINANCE — 6.0%
Capital One Financial	20,000	1,747,800
Synchrony Financial	150,000	5,373,000

		7,120,800

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.4%
Orange ADR	250,000	3,887,500
Telekom Austria, Cl A	600,000	3,701,166

		7,588,666

ELECTRONIC EQUIPMENT — 4.6%
VeriFone Systems *	300,000	5,451,000

FOOD & STAPLES RETAILING — 2.7%
CVS Health	40,000	3,152,400

HOTELS, RESTAURANTS & LEISURE — 3.7%
MGM Resorts International *	150,000	4,320,000

INSURANCE — 7.8%
Aegon	1,000,000	5,416,446
XL Group	100,000	3,757,000

		9,173,446

INTERNET SOFTWARE & SERVICES — 5.4%
eBay *	200,000	6,366,000

IT SERVICES — 3.1%
Travelport Worldwide	250,000	3,590,000

OIL, GAS & CONSUMABLE FUELS — 10.7%
Noble Energy	120,000	4,771,200
Occidental Petroleum	75,000	5,082,750
Royal Dutch Shell ADR, Cl A	50,000	2,719,500

		12,573,450

SEMI-CONDUCTORS & EQUIPMENT — 7.5%
QUALCOMM	60,000	3,205,800
Synaptics *	100,000	5,638,000

		8,843,800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
ULTRA FOCUS FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/ Number of Warrants/ Rights/ Contracts	Value
SOFTWARE — 6.1%
Gemalto	60,000	$3,485,891
Playtech	350,000	3,650,374

		7,136,265

SPECIALTY RETAIL — 4.1%
AutoNation *	90,000	4,780,800

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 4.0%
Diebold	175,000	4,760,000

TRADING COMPANIES & DISTRIBUTORS — 7.5%
AerCap Holdings *	200,000	8,854,000

TOTAL COMMON STOCK (Cost $108,204,082)		113,653,164

WARRANT * — 1.5%
Capital One Financial, Expires 11/14/18 (Cost $1,082,323)	40,000	1,812,800

RIGHT * — 0.0%
ACS Actividades de Construccion y Servicios # (Cost $ – )	70,000	31,470

TOTAL INVESTMENTS — 98.1% (Cost $109,286,405) ††		$115,497,434

PURCHASED EQUITY OPTIONS †(A) — 1.6%
FOOD & STAPLES RETAILING — 0.9%
CVS Health Call, Expires: 01/19/2018, Strike Price: $60.00 *	500	$990,000

SEMI-CONDUCTORS & EQUIPMENT — 0.7%
QUALCOMMQUALCOMM Call, Expires: 01/19/2018, Strike Price: $40.00 *	600	852,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $1,542,300)		$1,842,000

Percentages are based on Net Assets of $117,693,420.

(A) All of the purchased equity options are exchange traded, unless noted otherwise.

*  Non-income producing security.

†	For the period ended January 31, 2017, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.
#	Expiration date unavailable.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
ULTRA FOCUS FUND
JANUARY 31, 2017 (Unaudited)

Equity Swaps held by the Fund at January 31, 2017, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ACS Actividades de Construccion y Servicios	Goldman Sachs	01/18/2018	(1 Month LIBOR plus 0.50%)	200,000	$6,303,940	$(156,665)
ACS Actividades de Construccion y Servicios-Rights	Goldman Sachs	08/09/2017	(1 Month LIBOR plus 0.50%)	200,000	—	89,914
Hochtief AG	Goldman Sachs	01/18/2018	1 Month LIBOR plus 0.50%	(30,000)	(4,234,810)	(26,216)
Royal Dutch ADR, CI A	Goldman Sachs	07/20/2017	(1 Month LIBOR plus 0.50%)	60,000	3,028,983	297,117

						$204,150

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

For the period ended January 31, 2017, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$113,653,164	$—	$—	$113,653,164
Warrant	—	1,812,800	—	1,812,800
Right	—	31,470	—	31,470
Purchased Equity Options	1,842,000	—	—	1,842,000
Equity Swaps — Assets‡	—	387,031	—	387,031

Total Assets	$115,495,164	$2,231,301	$—	$117,726,465

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities‡	$—	$(182,881)	$—	$(182,881)

Total Liabilities	$—	$(182,881)	$—	$(182,881)

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund held no Level 3 securities.

††	At January 31, 2017, the tax basis cost of the Fund’s investments was $109,286,405, and the unrealized appreciation and depreciation were $11,334,960 and $(5,123,931), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1900

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017